Retirement Plans Retirement Plans - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost in the next fiscal year	$ 9
Moody's AA-rated corporate bonds, the market rate of which determines the discount rate	250
Anticipated employer contributions in next fiscal year	21
Rabbi Trust And Other Investments
Defined Benefit Plan Disclosure [Line Items]
Insurance contracts which serve as collateral for certain Non U.S. pension plan benefits and are included in other assets	24	35
Assets held by rabbi trusts to pay retirement benefits included in other assets		88
U.S. pension plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, postretirement benefit plans	195	641	603
Postretirement benefit obligations transferred to former subsidiary	(403)	0
U.S. pension plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target allocation	33.00%
U.S. pension plans | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target allocation	67.00%
Defined Contribution Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Automatic company contribution, percentage of employee's pay	3.00%
Automatic company contribution, percentage of employee's contribution	50.00%
Company matching contributions to voluntary 401(K) retirement plans	97	98	86
Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, postretirement benefit plans	10	91
Postretirement benefit obligations transferred to former subsidiary	$ (79)
Maximum | Defined Contribution Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Automatic company contribution, percentage of employee's pay	6.00%